AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Market Value
Communication Services - 9.9%
Entertainment - 9.9%
Electronic Arts, Inc. *	25,000	$2,540,750
Liberty Media Corporation - Liberty Formula One - Series C *	200,000	7,010,000
Madison Square Garden Company (The) - Class A *	15,000	4,396,950
Rosetta Stone, Inc. *	447,309	9,773,702
		23,721,402
Consumer Discretionary - 12.6%
Diversified Consumer Services - 3.2%
frontdoor, inc. *	125,000	4,302,500
Graham Holdings Company - Class B	5,000	3,415,900
		7,718,400
Household Durables - 2.2%
Garmin Ltd.	60,000	5,181,000

Internet & Direct Marketing Retail - 2.7%
Qurate Retail, Inc. *	400,000	6,392,000

Specialty Retail - 1.5%
AutoNation, Inc. *	100,000	3,572,000

Textiles, Apparel & Luxury Goods - 3.0%
Gildan Activewear, Inc.	200,000	7,194,000

Consumer Staples - 6.7%
Beverages - 4.4%
Brown-Forman Corporation - Class B	125,000	6,597,500
Coca-Cola European Partners plc	75,000	3,880,500
		10,478,000
Household Products - 2.3%
Spectrum Brands Holdings, Inc.	100,000	5,478,000

Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Noble Energy, Inc.	100,000	2,473,000
Texas Pacific Land Trust	25,500	19,728,075
		22,201,075
Financials - 9.3%
Banks - 0.9%
First Horizon National Corporation	150,000	2,097,000

Capital Markets - 2.2%
Interactive Brokers Group, Inc. - Class A	80,000	4,150,400
KKR & Company, Inc. - Class A	50,000	1,174,500
		5,324,900
Consumer Finance - 1.8%
Discover Financial Services	60,000	4,269,600

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Market Value
Financials - 9.3% (Continued)
Insurance - 4.4%
Alleghany Corporation *	10,536	$6,452,246
Athene Holding Ltd. - Class A *	100,000	4,080,000
		10,532,246
Health Care - 3.2%
Biotechnology - 0.5%
Avid Bioservices, Inc. *	300,000	1,275,000

Health Care Equipment & Supplies - 2.7%
Zimmer Biomet Holdings, Inc.	50,000	6,385,000

Industrials - 24.2%
Aerospace & Defense - 6.9%
HEICO Corporation - Class A	195,312	16,417,927

Airlines - 5.6%
American Airlines Group, Inc.	135,000	4,287,600
Delta Air Lines, Inc.	175,000	9,038,750
		13,326,350
Building Products - 1.5%
A.O. Smith Corporation	65,000	3,465,800

Commercial Services & Supplies - 2.2%
KAR Auction Services, Inc.	100,000	5,131,000

Electrical Equipment - 2.4%
AMETEK, Inc.	70,000	5,807,900

Industrial Conglomerates - 2.1%
Roper Technologies, Inc.	15,000	5,129,550

Road & Rail - 2.3%
AMERCO	15,000	5,572,650

Trading Companies & Distributors - 1.2%
Watsco, Inc.	20,000	2,864,200

Information Technology - 7.0%
Electronic Equipment, Instruments & Components - 3.7%
Arrow Electronics, Inc. *	75,000	5,779,500
Avnet, Inc.	70,000	3,035,900
		8,815,400
IT Services - 3.3%
InterXion Holding N.V. *	120,000	8,007,600

Materials - 7.6%
Chemicals - 7.6%
Axalta Coating Systems Ltd. *	100,000	2,521,000
DowDuPont, Inc.	150,000	7,996,500
Element Solutions, Inc. *	350,000	3,535,000

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Market Value
Materials - 7.6% (Continued)
Chemicals - 7.6% (Continued)
Valvoline, Inc.	225,000	$4,176,000
		18,228,500

Total Common Stocks (Cost $165,452,102)		$214,586,500

MONEY MARKET FUNDS - 11.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.26% (a)	11,221,503	$11,221,503
Federated Treasury Obligations Fund - Institutional Shares, 2.31% (a)	11,221,504	11,221,504
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 2.28% (a)	4,527,104	4,527,104
Total Money Market Funds (Cost $26,970,111)		$26,970,111

Total Investments at Market Value - 101.1% (Cost $192,422,213)		$241,556,611

Liabilities in Excess of Other Assets - (1.1%)		(2,706,794)

Net Assets - 100.0%		$238,849,817

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Market Value
Communication Services - 2.2%
Entertainment - 2.2%
Liberty Media Corporation - Liberty Braves - Series A *	32,000	$894,080
Liberty Media Corporation - Liberty Braves - Series C *	78,000	2,166,060
Madison Square Garden Company (The) - Class A *	35,000	10,259,550
Rosetta Stone, Inc. *	100,000	2,185,000
		15,504,690
Consumer Discretionary - 10.7%
Internet & Direct Marketing Retail - 2.3%
Booking Holdings, Inc. *	9,000	15,704,190

Specialty Retail - 6.4%
Lowe's Companies, Inc.	185,000	20,251,950
O'Reilly Automotive, Inc. *	63,000	24,462,900
		44,714,850
Textiles, Apparel & Luxury Goods - 2.0%
VF Corporation	160,000	13,905,600

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Texas Pacific Land Trust	5,000	3,868,250

Financials - 15.1%
Capital Markets - 14.4%
Brookfield Asset Management, Inc. - Class A	615,000	28,689,750
Charles Schwab Corporation (The)	630,000	26,938,800
Moody's Corporation	111,000	20,100,990
S&P Global, Inc.	116,000	24,423,800
		100,153,340
Insurance - 0.7%
Markel Corporation *	4,500	4,483,080

Health Care - 5.7%
Health Care Equipment & Supplies - 5.7%
Medtronic plc	233,000	21,221,640
Zimmer Biomet Holdings, Inc.	145,000	18,516,500
		39,738,140
Industrials - 30.5%
Aerospace & Defense - 6.7%
HEICO Corporation - Class A	347,023	29,170,753
Hexcel Corporation	255,000	17,635,800
		46,806,553
Air Freight & Logistics - 3.5%
Expeditors International of Washington, Inc.	110,000	8,349,000
FedEx Corporation	90,000	16,326,900
		24,675,900

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Market Value
Industrials - 30.5% (Continued)
Commercial Services & Supplies - 5.4%
Copart, Inc. *	619,000	$37,505,210

Electrical Equipment - 5.6%
AMETEK, Inc.	172,000	14,270,840
Rockwell Automation, Inc.	140,000	24,564,400
		38,835,240
Industrial Conglomerates - 3.1%
Roper Technologies, Inc.	62,000	21,202,140

Machinery - 6.2%
Fortive Corporation	200,000	16,778,000
Graco, Inc.	526,000	26,047,520
		42,825,520
Information Technology - 24.1%
IT Services - 16.5%
Accenture plc - Class A	141,000	24,818,820
Broadridge Financial Solutions, Inc.	110,000	11,405,900
Cognizant Technology Solutions Corporation - Class A	198,000	14,345,100
Mastercard, Inc. - Class A	142,000	33,433,900
Visa, Inc. - Class A	198,000	30,925,620
		114,929,340
Semiconductors & Semiconductor Equipment - 3.6%
Texas Instruments, Inc.	235,000	24,926,450

Software - 4.0%
ANSYS, Inc. *	153,000	27,954,630

Materials - 3.8%
Chemicals - 3.8%
Ecolab, Inc.	150,000	26,481,000

Real Estate - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
SBA Communications Corporation - Class A *	168,000	33,542,880

Total Common Stocks (Cost $496,297,628)		$677,757,003

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.26% (a) (Cost $26,346,050)	26,346,050	$26,346,050

Total Investments at Market Value - 101.3% (Cost $522,643,678)		$704,103,053

Liabilities in Excess of Other Assets - (1.3%)		(8,934,672)

Net Assets - 100.0%		$695,168,381

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Market Value
Consumer Discretionary - 13.4%
Internet & Direct Marketing Retail - 2.3%
Booking Holdings, Inc. *	11,500	$20,066,465

Specialty Retail - 8.6%
Lowe’s Companies, Inc.	300,000	32,841,000
TJX Companies, Inc. (The)	300,000	15,963,000
Tractor Supply Company	200,000	19,552,000
Williams-Sonoma, Inc.	100,000	5,627,000
		73,983,000
Textiles, Apparel & Luxury Goods - 2.5%
VF Corporation	250,000	21,727,500

Consumer Staples - 4.7%
Beverages - 0.9%
Diageo plc - ADR	50,000	8,180,500

Food Products - 3.8%
Mondelēz International, Inc. - Class A	650,000	32,448,000

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Royal Dutch Shell plc - Class B - ADR	450,000	28,777,500

Financials - 18.9%
Banks - 7.4%
BB&T Corporation	400,000	18,612,000
Fifth Third Bancorp	300,000	7,566,000
PNC Financial Services Group, Inc. (The)	170,000	20,852,200
U.S. Bancorp	350,000	16,866,500
		63,896,700
Capital Markets - 6.0%
Bank of New York Mellon Corporation (The)	160,000	8,068,800
BlackRock, Inc.	40,000	17,094,800
Moody’s Corporation	150,000	27,163,500
		52,327,100
Consumer Finance - 2.1%
Discover Financial Services	250,000	17,790,000

Insurance - 3.4%
Chubb Ltd.	210,000	29,416,800

Health Care - 7.8%
Health Care Equipment & Supplies - 7.8%
Medtronic plc	385,000	35,065,800
Zimmer Biomet Holdings, Inc.	255,000	32,563,500
		67,629,300

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Market Value
Industrials - 31.5%
Aerospace & Defense - 3.5%
Hexcel Corporation	440,000	$30,430,400

Air Freight & Logistics - 5.0%
FedEx Corporation	130,000	23,583,300
United Parcel Service, Inc. - Class B	175,000	19,554,500
		43,137,800
Airlines - 1.5%
Delta Air Lines, Inc.	250,000	12,912,500

Building Products - 1.5%
A.O. Smith Corporation	250,000	13,330,000

Commercial Services & Supplies - 2.9%
Genuine Parts Company	220,000	24,646,600

Electrical Equipment - 2.6%
Eaton Corporation plc	275,000	22,154,000

Industrial Conglomerates - 4.1%
3M Company	130,000	27,011,400
Roper Technologies, Inc.	25,000	8,549,250
		35,560,650
Machinery - 4.6%
Graco, Inc.	290,000	14,360,800
Illinois Tool Works, Inc.	180,000	25,835,400
		40,196,200
Road & Rail - 1.0%
Norfolk Southern Corporation	45,000	8,410,050

Trading Companies & Distributors - 4.8%
MSC Industrial Direct Company, Inc. - Class A	285,000	23,572,350
Watsco, Inc.	125,000	17,901,250
		41,473,600
Information Technology - 15.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	440,000	23,755,600

Electronic Equipment, Instruments & Components - 2.6%
TE Connectivity Ltd.	275,000	22,206,250

IT Services - 6.5%
Cognizant Technology Solutions Corporation - Class A	400,000	28,980,000
Visa, Inc. - Class A	175,000	27,333,250
		56,313,250
Semiconductors & Semiconductor Equipment - 3.4%
Texas Instruments, Inc.	275,000	29,169,250

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Market Value
Materials - 2.7%
Chemicals - 2.7%
RPM International, Inc.	400,000	$23,216,000

Total Common Stocks (Cost $680,851,752)		$843,155,015

MONEY MARKET FUNDS - 2.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.26% (a) (Cost $21,985,218)	21,985,218	$21,985,218

Total Investments at Market Value - 100.1% (Cost $702,836,970)		$865,140,233

Liabilities in Excess of Other Assets - (0.1%)		(764,475)

Net Assets - 100.0%		$864,375,758

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Market Value
Communication Services - 2.1%
Entertainment - 2.1%
Electronic Arts, Inc. *	13,000	$1,321,190

Consumer Discretionary - 8.4%
Auto Components - 2.2%
Bridgestone Corporation - ADR	70,000	1,345,400

Household Durables - 2.0%
Panasonic Corporation - ADR	145,500	1,261,485

Internet & Direct Marketing Retail - 1.1%
Booking Holdings, Inc. *	400	697,964

Specialty Retail - 3.1%
Lowe’s Companies, Inc.	17,500	1,915,725

Consumer Staples - 7.5%
Beverages - 4.1%
Coca-Cola European Partners plc	25,000	1,293,500
Diageo plc - ADR	3,500	572,635
Heineken N.V. – ADR *	12,000	633,780
		2,499,915
Food Products - 3.4%
Mondelēz International, Inc. - Class A	42,500	2,121,600

Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Exxon Mobil Corporation	15,000	1,212,000
Pioneer Natural Resources Company	4,700	715,716
Royal Dutch Shell plc - Class B - ADR	43,000	2,749,850
		4,677,566
Financials - 20.7%
Banks - 4.8%
Citigroup, Inc.	27,000	1,679,940
First Horizon National Corporation	95,000	1,328,100
		3,008,040
Capital Markets - 2.3%
Brookfield Asset Management, Inc. - Class A	30,000	1,399,500

Consumer Finance - 2.5%
Discover Financial Services	22,200	1,579,752

Insurance - 11.1%
AXA S.A. - ADR	92,000	2,314,720
Chubb Ltd.	17,500	2,451,400
Willis Towers Watson plc	12,000	2,107,800
		6,873,920

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Market Value
Health Care - 13.1%
Health Care Equipment & Supplies - 11.3%
Koninklijke Philips N.V.	57,064	$2,331,635
Medtronic plc	26,119	2,378,919
Zimmer Biomet Holdings, Inc.	18,000	2,298,600
		7,009,154
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. *	8,000	1,150,800

Industrials - 12.8%
Aerospace & Defense - 2.2%
Hexcel Corporation	19,500	1,348,620

Airlines - 3.9%
Delta Air Lines, Inc.	46,500	2,401,725

Electrical Equipment - 3.9%
Eaton Corporation plc	30,000	2,416,800

Industrial Conglomerates - 1.2%
Siemens AG - ADR	14,500	779,375

Road & Rail - 1.6%
Canadian National Railway Company	11,000	984,280

Information Technology - 17.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	26,000	1,403,740

Electronic Equipment, Instruments & Components - 3.5%
TE Connectivity Ltd.	27,000	2,180,250

IT Services - 6.7%
Accenture plc - Class A	8,000	1,408,160
InterXion Holding N.V. *	9,500	633,935
Mastercard, Inc. - Class A	9,000	2,119,050
		4,161,145
Semiconductors & Semiconductor Equipment - 4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	38,500	1,576,960
Texas Instruments, Inc.	12,500	1,325,875
		2,902,835
Materials - 3.9%
Chemicals - 3.9%
DowDuPont, Inc.	45,500	2,425,605

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Market Value
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix, Inc.	2,500	$1,132,900

Total Common Stocks (Cost $48,086,836)		$58,999,286

MONEY MARKET FUNDS - 5.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.26% (a)	2,868,362	$2,868,362
Federated Treasury Obligations Fund - Institutional Shares, 2.31% (a)	638,776	638,776
Total Money Market Funds (Cost $3,507,138)		$3,507,138

Total Investments at Market Value - 100.6% (Cost $51,593,974)		$62,506,424

Liabilities in Excess of Other Assets - (0.6%)		(396,026)

Net Assets - 100.0%		$62,110,398

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2019 (Unaudited)

Country	Value	% of Net Assets
United States *	$36,563,031	58.9%
United Kingdom	6,723,785	10.8%
Netherlands	3,599,350	5.8%
Japan	2,606,885	4.2%
Switzerland	2,451,400	3.9%
Canada	2,383,780	3.8%
France	2,314,720	3.7%
Taiwan	1,576,960	2.6%
Germany	779,375	1.3%
	$58,999,286	95.0%

*	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.

See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 46.0%	Par Value	Market Value
U.S. Treasury Bonds - 1.4%
8.125%, due 05/15/21	$2,000,000	$2,238,594
8.000%, due 11/15/21	2,500,000	2,861,230
		5,099,824
U.S. Treasury Inflation-Protected Notes - 0.7% (a)
1.125%, due 01/15/21	2,301,200	2,330,369

U.S. Treasury Notes - 43.9%
1.625%, due 04/30/19	3,000,000	2,998,005
1.500%, due 10/31/19	10,000,000	9,944,141
1.000%, due 11/15/19	3,000,000	2,972,930
1.500%, due 11/30/19	3,000,000	2,981,250
1.625%, due 12/31/19	4,000,000	3,975,312
1.250%, due 01/31/20	3,000,000	2,970,820
1.375%, due 02/15/20	2,000,000	1,981,797
1.250%, due 02/29/20	10,000,000	9,894,922
1.375%, due 02/29/20	2,000,000	1,980,937
2.250%, due 02/29/20	5,000,000	4,992,969
1.625%, due 03/15/20	3,000,000	2,977,852
1.500%, due 04/15/20	3,000,000	2,972,344
3.500%, due 05/15/20	3,000,000	3,035,977
1.625%, due 06/30/20	3,000,000	2,971,406
2.000%, due 07/31/20	5,000,000	4,975,781
2.625%, due 07/31/20	5,000,000	5,016,016
2.625%, due 08/15/20	3,000,000	3,009,961
2.000%, due 09/30/20	3,000,000	2,984,180
2.750%, due 09/30/20	8,000,000	8,045,312
1.375%, due 10/31/20	3,000,000	2,954,648
2.625%, due 11/15/20	3,000,000	3,013,125
2.375%, due 12/31/20	2,000,000	2,001,641
1.375%, due 01/31/21	10,000,000	9,831,250
2.000%, due 02/28/21	3,000,000	2,982,891
2.250%, due 03/31/21	4,000,000	3,998,125
2.375%, due 04/15/21	5,000,000	5,008,789
1.375%, due 04/30/21	3,000,000	2,945,156
2.625%, due 06/15/21	5,000,000	5,039,258
2.125%, due 08/15/21	4,000,000	3,986,562
2.125%, due 09/30/21	3,000,000	2,990,156
2.000%, due 10/31/21	4,000,000	3,974,375
1.500%, due 01/31/22	3,000,000	2,938,828
1.875%, due 02/28/22	5,000,000	4,948,242
1.750%, due 03/31/22	2,000,000	1,971,719
1.750%, due 04/30/22	5,000,000	4,926,758
1.750%, due 05/31/22	5,000,000	4,925,976
2.125%, due 06/30/22	3,000,000	2,989,805
2.000%, due 07/31/22	3,000,000	2,977,500
		155,086,716

Total U.S. Treasury Obligations (Cost $163,498,399)		$162,516,909

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.6%	Par Value	Market Value
Communication Services - 1.2%
Electronic Arts, Inc., 3.700%, due 03/01/21	$4,000,000	$4,064,850

Consumer Discretionary - 3.7%
Lowe’s Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,022,971
Lowe’s Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,027,880
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,053,180
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,313,636
VF Corporation, 3.500%, due 09/01/21	3,500,000	3,565,944
		12,983,611
Consumer Staples - 9.6%
Coca-Cola Company (The), 3.150%, due 11/15/20	3,000,000	3,025,483
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,034,336
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	2,996,807
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,227,951
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	816,922
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,005,495
Hershey Company (The), 2.900%, due 05/15/20	1,000,000	1,006,400
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,819,406
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,909,476
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,025,973
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,057,612
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,788,691
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,548,414
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,511,541
		33,774,507
Energy - 1.9%
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	1,999,954
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,678,996
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	2,981,020
		6,659,970
Financials - 2.1%
Moody’s Corporation, 5.500%, due 09/01/20	4,500,000	4,668,740
Moody’s Corporation, 2.625%, due 01/15/23	2,819,000	2,777,866
		7,446,606
Health Care - 0.9%
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,012,302
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,334,699
		3,347,001
Industrials - 5.7%
3M Company, 2.000%, due 06/26/22	1,073,000	1,060,461
3M Company, 2.250%, due 03/15/23	3,000,000	2,966,593
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,163,050
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,000,000
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,200,000	2,273,327
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	443,713
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,653,130
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,157,593
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,500,000
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	2,971,042
		20,188,909

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.6% (Continued)	Par Value	Market Value
Information Technology - 4.0%
Cisco Systems, Inc., 4.450%, due 01/15/20	$606,000	$613,969
Mastercard, Inc., 2.000%, due 04/01/19	2,000,000	2,000,000
Mastercard, Inc., 3.375%, due 04/01/24	2,300,000	2,374,077
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,992,475
Texas Instruments, Inc., 1.750%, due 05/01/20	1,825,000	1,810,382
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,465,938
Visa, Inc., 2.150%, due 09/15/22	3,000,000	2,968,276
		14,225,117
Materials - 2.8%
Ecolab, Inc., 4.350%, due 12/08/21	4,292,000	4,478,807
Ecolab, Inc., 3.250%, due 01/14/23	3,000,000	3,039,516
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	1,990,099
Praxair, Inc., 4.050%, due 03/15/21	500,000	514,274
		10,022,696
Utilities - 0.7%
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	800,000
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,512,585
		2,312,585

Total Corporate Bonds (Cost $114,736,263)		$115,025,852

COMMON STOCKS - 18.4%	Shares	Market Value
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
VF Corporation	25,000	$2,172,750

Consumer Staples - 2.0%
Beverages - 2.0%
Coca-Cola European Partners plc	70,000	3,621,800
Diageo plc - ADR	20,000	3,272,200
		6,894,000
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Exxon Mobil Corporation	50,000	4,040,000
Royal Dutch Shell plc - Class B - ADR	60,000	3,837,000
		7,877,000
Financials - 4.2%
Banks - 2.0%
PNC Financial Services Group, Inc. (The)	33,000	4,047,780
U.S. Bancorp	60,000	2,891,400
		6,939,180
Capital Markets - 1.2%
BlackRock, Inc.	10,000	4,273,700

Diversified Financial Services - 0.4%
Western Union Company (The)	80,000	1,477,600

Insurance - 0.6%
Chubb Ltd.	15,000	2,101,200

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.4% (Continued)	Shares	Market Value
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Medtronic plc	35,000	$3,187,800

Industrials - 6.2%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	25,000	2,793,500

Commercial Services & Supplies - 0.9%
Genuine Parts Company	27,500	3,080,825

Industrial Conglomerates - 1.2%
3M Company	20,000	4,155,600

Machinery - 1.2%
Illinois Tool Works, Inc.	30,000	4,305,900

Trading Companies & Distributors - 2.1%
Fastenal Company	52,500	3,376,275
Watsco, Inc.	30,000	4,296,300
		7,672,575
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments, Inc.	45,000	4,773,150

Materials - 1.0%
Chemicals - 1.0%
RPM International, Inc.	60,000	3,482,400

Total Common Stocks (Cost $54,897,114)		$65,187,180

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.26% (b) (Cost $5,766,559)	5,766,559	$5,766,559

Total Investments at Market Value - 98.6% (Cost $338,898,335)		$348,496,500

Other Assets in Excess of Liabilities - 1.4%		4,911,857

Net Assets - 100.0%		$353,408,357

ADR	- American Depositary Receipt.

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value “NAV” as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019 by security type:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$214,586,500	$-	$-	$214,586,500
Money Market Funds	26,970,111	-	-	26,970,111
Total	$241,556,611	$-	$-	$241,556,611

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$677,757,003	$-	$-	$677,757,003
Money Market Funds	26,346,050	-	-	26,346,050
Total	$704,103,053	$-	$-	$704,103,053

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$843,155,015	$-	$-	$843,155,015
Money Market Funds	21,985,218	-	-	21,985,218
Total	$865,140,233	$-	$-	$865,140,233

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$58,999,286	$-	$-	$58,999,286
Money Market Funds	3,507,138	-	-	3,507,138
Total	$62,506,424	$-	$-	$62,506,424

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$162,516,909	$-	$162,516,909
Corporate Bonds	-	115,025,852	-	115,025,852
Common Stocks	65,187,180	-	-	65,187,180
Money Market Funds	5,766,559	-	-	5,766,559
Total	$70,953,739	$277,542,761	$-	$348,496,500

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of March 31, 2019, there were no Level 3 securities or derivative instruments held by the Funds.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2019:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising	World	Bond
	Fund	Fund	Dividend Fund	Equity Fund	Fund

Cost of portfolio investments	$192,422,213	$522,701,869	$702,836,970	$51,593,974	$338,898,335

Gross unrealized appreciation	$56,787,992	$189,503,286	$171,730,933	$12,399,835	$11,638,429
Gross unrealized depreciation	(7,653,594)	(8,102,102)	(9,427,670)	(1,487,385)	(2,040,264)

Net unrealized appreciation	$49,134,398	$181,401,184	$162,303,263	$10,912,450	$9,598,165

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2019, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 30.5% and 31.5%, respectively, of the value of their net assets invested in stocks within the industrials sector.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Market Value
Communication Services - 12.7%
Entertainment - 12.7%
Liberty Media Corporation - Liberty Formula One - Series C *	8,000	$280,400
Madison Square Garden Company (The) - Class A *	4,000	1,172,520
Rosetta Stone, Inc. *	60,000	1,311,000
		2,763,920
Consumer Discretionary - 12.0%
Household Durables - 2.0%
Garmin Ltd.	5,000	431,750

Internet & Direct Marketing Retail - 5.1%
Qurate Retail, Inc. *	70,000	1,118,600

Specialty Retail - 2.4%
TJX Companies, Inc. (The)	10,000	532,100

Textiles, Apparel & Luxury Goods - 2.5%
Gildan Activewear, Inc.	15,000	539,550

Consumer Staples - 5.2%
Beverages - 0.9%
Brown-Forman Corporation - Class B	4,000	211,120

Food & Staples Retailing - 3.4%
Kroger Company (The)	30,000	738,000

Household Products - 0.9%
Spectrum Brands Holdings, Inc.	3,500	191,730

Energy - 23.2%
Oil, Gas & Consumable Fuels - 23.2%
Devon Energy Corporation	18,000	568,080
Noble Energy, Inc.	40,000	989,200
Texas Pacific Land Trust	4,500	3,481,425
		5,038,705
Financials - 6.7%
Capital Markets - 2.5%
Moody’s Corporation	3,000	543,270

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Market Value
Financials - 6.7% (Continued)
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. - Class A *	3	$903,645

Health Care - 1.2%
Biotechnology - 1.2%
Avid Bioservices, Inc. *	60,000	255,000

Industrials - 15.9%
Airlines - 10.6%
American Airlines Group, Inc.	7,500	238,200
Delta Air Lines, Inc.	40,000	2,066,000
		2,304,200
Electrical Equipment - 1.9%
AMETEK, Inc.	5,000	414,850

Road & Rail - 3.4%
AMERCO	2,000	743,020

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc. *	7,000	539,420

IT Services - 5.5%
Cognizant Technology Solutions Corporation - Class A	10,000	724,500
Mastercard, Inc. - Class A	2,000	470,900
		1,195,400
Materials - 9.6%
Chemicals - 2.4%
DowDuPont, Inc.	10,000	533,100

Metals & Mining - 7.2%
Barrick Gold Corporation	80,000	1,096,800
Pan American Silver Corporation	35,000	463,750
		1,560,550

Total Common Stocks (Cost $15,584,843)		$20,557,930

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.26% (a)	955,300	$955,300
Federated Treasury Obligations Fund - Institutional Shares, 2.31% (a)	271,896	271,896
Total Money Market Funds (Cost $1,227,196)		$1,227,196

Total Investments at Market Value - 100.1% (Cost $16,812,039)		$21,785,126

Liabilities in Excess of Other Assets - (0.1%)		(18,262)

Net Assets - 100.0%		$21,766,864

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

1.	Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,557,930	$-	$-	$20,557,930
Money Market Funds	1,227,196	-	-	1,227,196
Total	$21,785,126	$-	$-	$21,785,126

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. As of March 31, 2019, there were no Level 2 or 3 securities or derivative instruments held by the Fund.

2.	Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2019:

Cost of portfolio investments	$16,812,039

Gross unrealized appreciation	$5,482,990
Gross unrealized depreciation	(509,903)

Net unrealized appreciation	$4,973,087